Equity - Dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends
Dividends paid	R$ 243,696	R$ 82,080	R$ 23,600